LEASE LIABILITY - (Narrative) (Details) - USD ($)		12 Months Ended
	Sep. 06, 2024	Dec. 31, 2024
Disclosure of maturity analysis of operating lease payments [line items]
Additions to lease liability		$ 383,391
Lease reduction	$ 178,025	$ 178,025